18. Loans and Borrowings (Details - Expiry date and rate) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 22,584,601	$ 25,317,163	$ 26,807,987
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,604,426	5,863,233	5,962,071
Bank Loans [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,604,426	1,683,705	1,660,946
Bank Loans [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	1,438,478	1,507,833
Bank Loans [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	2,741,050	2,793,292
Bank Loans [Member] | Floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,604,426	5,863,233	5,962,071
Bank Loans [Member] | Floating interest rate [Member] | Expiry within 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,604,426	1,683,705	1,660,946
Bank Loans [Member] | Floating interest rate [Member] | Between 1 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	1,438,478	1,507,833
Bank Loans [Member] | Floating interest rate [Member] | Expiry in more than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0	$ 2,741,050	$ 2,793,292